BALANCE SHEET	Dec. 31, 2020 USD ($)
Current Assets
Cash	$ 987,187
Prepaid expenses	790,341
Total Current Assets	1,777,528
Cash and marketable securities held in Trust Account	91,997,501
Total Assets	93,775,029
LIABILITIES AND STOCKHOLDERS' EQUITY
Current liabilities - accrued expenses	290,148
Warrant Liability	3,404,014
Deferred underwriting fee payable	3,220,000
Total Liabilities	6,914,162
Commitments
Class A ordinary shares subject to possible redemption, 8,186,086 shares at redemption value	81,860,860
Stockholder's Equity
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital	7,121,960
Accumulated deficit	(2,122,328)
Total Stockholder's Equity	5,000,007
Total Liabilities and Shareholders' Equity	93,775,029
Class A ordinary
Stockholder's Equity
Common stock	145
Class B ordinary
Stockholder's Equity
Common stock	$ 230